Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Integrity Dividend Harvest Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	21.17%	5.06%	2.93%	24.26%	(1.28%)	22.94%	(5.26%)	11.10%	20.94%	1.12%
Integrity Dividend Summit Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	10.72%
INTEGRITY GROWTH & INCOME FUND CLASS A
Prospectus [Line Items]
Annual Return [Percent]	19.93%	25.23%	(21.31%)	27.61%	17.14%	33.10%	(1.89%)	18.68%	9.81%	(2.10%)
Integrity High Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	7.69%	10.93%	(9.29%)	5.23%	6.12%	13.86%	(2.09%)	6.78%	14.90%	(4.43%)
Integrity Mid-North American Resources Fund, Class A
Prospectus [Line Items]
Annual Return [Percent]	17.54%	(1.38%)	29.07%	32.82%	(24.30%)	14.27%	(30.97%)	(7.48%)	37.82%	(25.16%)
Integrity Short Term Government Fund, Class I
Prospectus [Line Items]
Annual Return [Percent]	7.39%	4.47%	(6.92%)	(1.12%)	2.75%	3.54%	2.19%	1.19%	0.59%	(0.03%)